Land, furniture and equipment - Net: (Tables)	12 Months Ended
Dec. 31, 2021
Land, furniture and equipment - Net:
Schedule of land, furniture and equipment, net

			Foreign currency
	1/1/2020		translation		Additions		Disposals transfers	12/31/2020

Land	Ps.	302,323						Ps.	302,323
Furniture & equipment		110,620	Ps.	515	Ps.	5,927			117,062
Machinery & equipment		106,843		4,013		32,762			143,618
Computer equipment		52,973		931		17,667			71,571
Transport equipment		30,318		1,420		1,531			33,269
Improvements to leased
premises		59,158		569		3,723			63,450
Accumulated depreciation		(141,612)		(401)		(84,895)			(226,908)
	Ps.	520,623	Ps.	7,047	Ps.	(23,285)		Ps.	504,385

			Foreign currency
	1/1/2021		translation		Additions		Disposals transfers		12/31/2021

Land	Ps.	302,323		(35)			Ps.	(302,049)	Ps.	239
Furniture & equipment		117,062	Ps.	131	Ps.	6,201		(2,029)		121,365
Machinery & equipment		143,618		3,916		11,515				159,049
Computer equipment		71,571		2,303		12,806				86,680
Transport equipment		33,269		917		1,882				36,068
Improvements to leased
premises		63,450		1,943		19,268		(1,173)		83,488
Accumulated depreciation		(226,908)		757		(78,053)		1,905		(302,299)
	Ps.	504,385	Ps.	9,932	Ps.	(26,381)	Ps.	(303,346)	Ps.	184,590